FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Long-term Investments	$ 1,210	$ 1,746
Amounts Receivable	849	2,672
Accounts Payable And Accrued Liabilities	11,900	9,469
Due To Related Parties	35	28
MXN [Member]
Statement [Line Items]
Cash	7,441	4,097
Due from related parties	1,940	1,402
Reclamation Bonds	0	0
Amounts Receivable	3,232	0
Accounts Payable And Accrued Liabilities	(86,906)	(85,486)
Due To Related Parties	0	0
Finance Lease Obligations	(742)	(161)
Net Exposure	(75,035)	(80,148)
Us Dollar Equivalent	(4,397)	(4,136)
CDN [Member]
Statement [Line Items]
Cash	154	250
Due from related parties	0	0
Long-term Investments	1,601	2,365
Reclamation Bonds	6	4
Amounts Receivable	48	34
Accounts Payable And Accrued Liabilities	(273)	(108)
Due To Related Parties	(197)	(135)
Finance Lease Obligations	(294)	(343)
Net Exposure	1,045	2,067
Us Dollar Equivalent	$ 789	$ 1,526